Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	VOLUMETRIC FUND INC
Central Index Key	0000792394
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	May 01, 2014
Prospectus Date	Apr. 25, 2014
Volumetric Fund | Volumetric Fund
Risk/Return:
Trading Symbol	VOLMX